FAIR VALUE MEASUREMENTS - Unobservable inputs for ELOC/Equity Financing (Details) - ELOC	Dec. 31, 2023 Y $ / shares	Nov. 21, 2023 Y $ / shares
Risk-free interest rate
Unobservable inputs
Measurement input of notes payable	0.0399	0.0457
Expected term (years)
Unobservable inputs
Measurement input of notes payable | Y	3.25	3.36
Volatility
Unobservable inputs
Measurement input of notes payable	0.964	0.964
Stock price
Unobservable inputs
Measurement input of notes payable | $ / shares	2.00	2.00
Probability of completing a business combination by March 31, 2024
Unobservable inputs
Measurement input of notes payable	0.80	0.80